OTHER INCOME AND EXPENSE - Other income - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other income and expense [abstract]
Foreign exchange gains (losses), net	$ 312,267	$ 283,440	$ 424,483
Share of profit of equity accounted investees, net of tax	229,626	197,715	171,964
Net gain on sale of debt and equity securities	198,562	1,104	51,712
Dividends	84,686	71,487	50,439
Gain on the sale of non-current assets held for sale	23,381	20,062	13,568
Gain on sale of assets properties, plant and equipment	24,381	390,472	10,581
Net gain in assets valuation	14,151	37,307	39,012
Other income	395,909	357,094	389,986
Total	$ 1,282,963	$ 1,358,681	$ 1,151,745